Redeemable Preferred Stock And Stockholders' Equity (Successor)	6 Months Ended
Jun. 30, 2026
Redeemable Preferred Stock And Stockholders' Equity (Successor) [Abstract]
REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (SUCCESSOR)

NOTE 9. REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (SUCCESSOR)

The Company is authorized to issue a total of 1,650,000,000 shares across all classes of capital stock, consisting of 1,500,000,000 shares of Class A Common Stock, par value $0.0001 per share, 100,000,000 shares of Class B Common Stock, par value $0.0001 per share, and 50,000,000 shares of preferred stock, par value $0.0001 per share, designated in one or more series.

Series A Redeemable Preferred Stock

As of June 30, 2026, the Company had 125,375 shares of Series A Redeemable Preferred Stock issued and outstanding with a stated value of $1,000 per share for an aggregate subscription amount of $125.4 million. Series A Redeemable Preferred Stock was issued to the Series A Preferred Investors concurrently with the closing of the Business Combination as further discussed in Note 3 — Business Combinations. The rights and preferences of the Series A Redeemable Preferred Stock are governed by the Company’s Certificate of Designation of Preferences, Rights and Limitations of Series A Perpetual Preferred Stock (“Series A COD”).

The Series A Redeemable Preferred Stock is subject to customary trigger events provided for in the Series A COD, including events tied to an event of default under any debt document that accelerates indebtedness, failure to maintain a collateral ratio at or below 85%, failure to redeem shares upon a mandatory redemption event, key person events, and any material breach of the holder consent provisions (“Trigger Events”).

Dividends – Holders of Series A Redeemable Preferred Stock are entitled to receive cumulative quarterly dividends on their then-current investment amount (defined as the subscription amount plus accrued but unpaid dividends), payable on February 28, May 31, August 31, and November 30 of each year. Dividends are mandatory and accrue whether or not declared by the Board of Directors. The dividend rate is 12.0% per annum from the issuance date through the third anniversary, of which a minimum of 8.0% is payable in cash with the remainder payable in either cash or shares at the Company’s election. On and after the third anniversary, the dividend rate steps up by 0.25% per quarter from 12.0% to a maximum of 16.0% per annum, of which a minimum of 8.0% is payable in cash with the remainder payable in cash or shares at the Company’s election. On and after the fifth anniversary, the dividend rate is 16.0% per annum and payable only in cash. The dividend rate is subject to an increase of 2.0% per annum, payable in kind in additional shares, in the event the Company fails to make a required cash dividend payment when due prior to the third anniversary or upon the occurrence and continuation of a Trigger Event.

On May 31, 2026, the Company paid $0.75 million of cash dividends on the Series A Redeemable Preferred Stock, and recorded an increase of $1.3 million to the carrying value of the Series A Redeemable Preferred Stock for paid-in-kind dividends. As of June 30, 2026, the Company accrued mandatory dividend obligations of $3.8 million on the Series A Redeemable Preferred Stock split between $2.5 million of cash payable dividends and $1.3 million of paid-in-kind dividends, which are respectively recorded within Other current liabilities and Series A redeemable preferred stock on the condensed consolidated balance sheets.

Redemption – The redemption price of the Series A Redeemable Preferred Stock is the greater of (i) 1.25 times the aggregate subscription amount or (ii) an amount equal to a 12.0% internal rate of return (“IRR”) (as defined in the Series A COD) on the aggregate subscription amount; the IRR is subject to an increase of 2.0% upon the occurrence and continuation of a Trigger Event. The Company has the right to redeem all or a portion of the Series A Redeemable Preferred Stock at any time at the redemption price. Upon the occurrence of Mandatory Redemption Events (as defined in the Series A COD), some of which are not solely within the control of the Company, the Company is required to redeem all outstanding shares at the redemption price. In the event of Asset Sale Net Proceeds (as defined in the Series A COD) in excess of $30.0 million while the Series A Redeemable Preferred Stock is outstanding, all such excess proceeds must be used to redeem all or a portion of the outstanding shares at the redemption price. Upon the occurrence and continuation of Trigger Events, some of which are not solely within the control of the Company, all cash of the Company and its subsidiaries in excess of $10.0 million, subject to any restrictions and to the extent legally available, must be used to redeem the Series A Redeemable Preferred Stock at the redemption price. Upon redemption, all rights with respect to such redeemed shares shall terminate and dividends shall no longer accrue.

Board of Directors / Voting – Holders of Series A Redeemable Preferred Stock, voting as a separate class, are entitled to elect one member of the Company’s Board of Directors for so long as any shares of Series A Redeemable Preferred Stock remain outstanding. Upon the occurrence and continuation of a Trigger Event, the holders of a majority of the outstanding shares of Series A Redeemable Preferred Stock have the right to appoint two additional designees to the Company’s Board of Directors. The preferred shares do not carry ordinary voting rights with respect to matters submitted to common stockholders generally, except as required by Delaware law.

Liquidation – The Series A Redeemable Preferred Stock ranks senior to the Series B Convertible Redeemable Preferred Stock, Class A Common Stock, and Class B Common Stock (the “Junior Securities”). In the event of voluntary or involuntary liquidation, dissolution, or winding up of the Company, after payment of liabilities, holders of Series A Redeemable Preferred Stock are entitled to receive their full liquidation preference, which is equal to the redemption price, from available assets before any distribution is made to holders of Junior Securities. Once paid in full, holders of Junior Securities are entitled to receive all remaining assets of the Company in accordance with their respective rights and preferences, and holders of Series A Redeemable Preferred Stock have no further claim to the Company’s assets.

Series B Convertible Redeemable Preferred Stock

As of June 30, 2026, the Company had 27,173 shares of Series B Convertible Redeemable Preferred Stock issued and outstanding with a stated value of $1,000 per share. Series B Convertible Redeemable Preferred Stock was issued to the Series B Preferred Investor concurrently with the closing of the Business Combination as further discussed in Note 3 — Business Combinations. The rights and preferences of the Series B Convertible Redeemable Preferred Stock are governed by the Company’s Certificate of Designation of Preferences, Rights and Limitations of Series B Perpetual Participating Convertible Preferred Stock (“Series B COD”).

Conversion – Each share of Series B Convertible Redeemable Preferred Stock is convertible, at any time and from time to time, at the option of the holder, into 100 shares of Class A Common Stock, subject to adjustments upon events such as stock dividends, stock splits and combinations. The optional conversion is subject to the holder’s beneficial ownership limitation of 9.9% of the Company’s then-outstanding Class A Common Stock, which such beneficial ownership limitation may be increased or decreased by the holder from time to time. Each share of Series B Convertible Redeemable Preferred Stock is also automatically convertible into 100 shares of Class A Common Stock, subject to adjustments, upon any transfer to a person that is not an affiliate of the holder in compliance with the applicable transfer restrictions. The beneficial ownership limitation does not apply to automatic conversions. As of June 30, 2026, the aggregate number of shares of Class A Common Stock issuable upon conversion of all outstanding shares of Series B Convertible Redeemable Preferred Stock is 2,717,300 shares.

Dividends – Holders of Series B Convertible Redeemable Preferred Stock are entitled to receive dividends when, as, and if declared by the Board of Directors, in an amount equal to the dividends the holder would receive if the Series B Convertible Redeemable Preferred Stock had been converted into shares of Class A Common Stock immediately prior to the applicable record date (the as-converted basis). Dividends on the Series B Convertible Redeemable Preferred Stock are non-cumulative and are payable concurrently with any dividend or distribution paid to holders of Class A Common Stock, subject to the rights of Series A Redeemable Preferred Stock.

Redemption – Upon the occurrence of events defined as Fundamental Transactions (as defined in the Series B COD), some of which are not solely within the control of the Company, holders of Series B Convertible Redeemable Preferred Stock are entitled to receive the same consideration that holders of Class A Common Stock receive, calculated on an as-converted basis, and such consideration could result in the holders receiving cash in exchange for settlement of their shares. The Series B Convertible Redeemable Preferred Stock is otherwise not redeemable.

Voting – Except as otherwise required by Delaware law, holders of Series B Convertible Redeemable Preferred Stock have no voting, consent, or approval rights.

Liquidation – In the event of voluntary or involuntary liquidation, dissolution, or winding up of the Company, Series B Convertible Redeemable Preferred Stock is entitled to receive ratably, on an as-converted basis with Class A Common Stock, the assets available for distribution to the stockholders after payment of liabilities and the liquidation preference of Series A Redeemable Preferred Stock. Series B Convertible Redeemable Preferred Stock ranks pari passu to all of the Class A Common Stock.

Class A Common Stock

As of June 30, 2026, the Company had 27,686,745 shares of Class A Common Stock issued and outstanding.

Holders of Class A Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders, voting together as a single class with holders of Class B Common Stock, and do not have cumulative voting rights. Class A Common Stock is entitled to receive dividends (payable in cash, stock or otherwise), if any, as may be declared from time to time by the Company’s Board of Directors, subject to the rights of Series A Redeemable Preferred Stock. In the event of voluntary or involuntary liquidation, dissolution, or winding up of the Company, Class A Common Stock is entitled to receive ratably, with Series B Convertible Redeemable Preferred Stock on an as-converted basis, the assets available for distribution to the stockholders after payment of liabilities and the liquidation preference of Series A Redeemable Preferred Stock.

On April 14, 2026, the Company’s Board of Directors declared a special cash dividend of $0.10125 per share of Class A Common Stock. The special dividend of $0.10125 reflects a pro rata amount for the period from March 5, 2026, the first day following the date of the closing of the Business Combination (see Note 3 — Business Combinations), through March 31, 2026. On May 18, 2026, the Company paid the special dividend to stockholders of record as of May 4, 2026 for an aggregate amount of $2.6 million, split between $2.2 million of cash dividends and $0.4 million of DRIP Shares.

Class B Common Stock

As of June 30, 2026, the Company had 1,676,830 shares of Class B Common Stock issued and outstanding, all of which are held by owners of Opco Common Units, other than the Company, as further discussed in Note 3 — Business Combinations.

The aggregate number of shares of Class B Common Stock held by any owner at any time must equal the aggregate number of Opco Common Units held by that same owner. Upon the exchange of Opco Common Units for Class A Common Stock, as further discussed in Note 3 — Business Combinations, the corresponding shares of Class B Common Stock are simultaneously cancelled and retired without the payment of additional consideration.

Holders of Class B Common Stock are entitled to one vote per share on all matters submitted to a vote of stockholders, voting together as a single class with holders of Class A Common Stock, and do not have cumulative voting rights. Class B Common Stock is not entitled to receive dividends when and if declared by the Company’s Board of Directors. In the event of voluntary or involuntary liquidation, dissolution, or winding up of the Company, holders of Class B Common Stock are entitled to receive only the $0.0001 per share and have no further claim to the Company’s assets. The Class B Common Stock lacks economic benefits beyond its par value of $0.0001 per share and solely represents voting shares.

Non-controlling Interest

As further discussed in Note 3 — Business Combinations, certain unit holders of PIH elected to receive Opco Common Units representing an economic interest in the Company’s subsidiary, EQV Holdings, along with an equal number of shares of the Company’s non-economic voting Class B Common Stock, in connection with the Business Combination. Opco Common Units not owned by the Company represent and are accounted for as non-controlling interests in EQV Holdings. The non-controlling interest is presented as a separate component of stockholders’ equity on the condensed consolidated balance sheet, and the portion of net income (loss) attributable to the non-controlling interest is presented separately on the condensed consolidated statement of operations. Holders of Opco Common Units are entitled to receive pro rata distributions from EQV Holdings, if and when declared by the Company in its capacity as managing member of EQV Holdings.

The Company made distributions to non-controlling interest of $0.2 million during the period from March 4, 2026 through June 30, 2026 (Successor). There were no material changes in the Company’s ownership interest in Opco during the period.

Equity-Classified Warrants

Presidio Public and Private Placement Warrants

In connection with the Business Combination, the Company assumed 11,666,637 public warrants (“Presidio Public Warrants”) and 220,832 private placement warrants (“Presidio Private Placement Warrants”) previously issued by EQV. Each warrant is exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share. The Presidio Public Warrants become exercisable 30 days following the closing of the Business Combination and expire five years after the closing of the Business Combination or earlier upon redemption or liquidation. As of June 30, 2026, none of the Presidio Public Warrants or Presidio Private Placement Warrants were exercised.

The Company was not obligated to deliver any Class A Common Stock pursuant to the exercise of a warrant and had no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the Class A Common Stock underlying the warrants was then effective and a prospectus relating thereto was current and available for use. No warrant was exercised and the Company was not obligated to issue shares of Class A Common Stock upon exercise of a warrant unless the Class A Common Stock issuable upon such warrant exercise had been registered, qualified or deemed to be exempt under the securities laws applicable to the jurisdiction of the registered holder of the warrant.

On March 16, 2026, the Company filed with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A Common Stock issuable upon exercise of the Presidio Public Warrants and Presidio Private Placement Warrants, which the SEC declared effective on March 23, 2026. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration or redemption of the warrants in accordance with the provisions of the warrant agreement. In addition, if the shares of Class A Common Stock are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of the Presidio Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company elects to do so, the Company will not be required to file or maintain in effect a registration statement, but it will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $0.01 per warrant;

●	upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable to each warrant holder; and

●	if, and only if, the closing price of the Company’s Class A Common Stock equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Presidio Private Placement Warrants are identical to the Presidio Public Warrants, except that the Presidio Private Placement Warrants and the Class A Common Stock shares issuable upon the exercise of the warrants are not transferable, assignable or salable until 30 days after the closing of the Business Combination, subject to certain limited exceptions. Additionally, the Presidio Private Placement Warrants are exercisable on a cashless basis and are non-redeemable.

If the Company calls the Presidio Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Presidio Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of Class A Common Stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

Preferred Investor Warrants

In connection with the issuance of Series A Redeemable Preferred Stock, the Company issued warrants to the Series A Preferred Investors (“Preferred Investor Warrants”) to purchase 937,500 shares of Class A Common Stock with an exercise price of $0.01 per share, subject to adjustments upon events such as stock dividends, stock splits and combinations. The Preferred Investor Warrants become exercisable in two tranches, with 50% exercisable six months following the closing of the Business Combination and the remaining 50% exercisable twelve months following the closing of the Business Combination. Each tranche has a term of exercise equal to five years from the date at which the warrants become exercisable, and they may be exercised for cash or on a cashless basis. The Preferred Investor Warrants were recorded based on a relative fair value allocation of net proceeds received in the issuance of the redeemable preferred stock and warrants. As of June 30, 2026, none of the Preferred Investor Warrants were exercisable.

On March 16, 2026, the Company filed with the SEC a registration statement for the registration, under the Securities Act, of the shares of Class A Common Stock issuable upon exercise of the Preferred Investor Warrants (“Preferred Investor Warrant Shares”), which the SEC declared effective on March 23, 2026. The Company will use its commercially reasonable efforts to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the earliest of: (i) the second anniversary of the closing of the Business Combination; (ii) the date on which the Series A Preferred Investors cease to hold any Preferred Investor Warrants or Preferred Investor Warrant Shares; or (iii) the date on which all Preferred Investor Warrant Shares may be sold by the Series A Preferred Investor under Rule 144 without the public information, volume, or manner-of-sale limitations of such rule. The Company may temporarily suspend the use of the prospectus included in such registration statement for up to 90 consecutive calendar days or 120 total calendar days in any 360-day period under certain circumstances, including where an amendment to the registration statement is required to prevent a material misstatement or omission or where use of the prospectus could materially affect a bona fide business or financing transaction of the Company.